Artisan Sustainable Emerging Markets Fund Performance Management - Artisan Sustainable Emerging Markets Fund	Sep. 30, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	This section provides some indication of the risks of investing in the Fund. The following bar chart shows how the performance of the Fund’s Institutional Shares has varied over time. The performance of Investor Shares and Advisor Shares of the Fund would be lower because of the higher expenses paid by Investor Shares and Advisor Shares of the Fund (after fee waiver and expense reimbursements).Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the performance of the Fund’s Institutional Shares has varied over time.
Bar Chart [Heading]	Calendar Year by Year Total Returns (%)
Bar Chart Closing [Text Block]	Highest/Lowest Quarter Returns (%) During the time period shown in the bar chart.Highest Quarter21.83December 31, 2020Lowest Quarter-26.57March 31, 2020
Performance Table Heading	Average Annual Total Returns—(For Periods Ended 31 December 2025)
Performance Table Narrative	The following table shows the average annual total returns (before and after taxes) and the change in value of a broad-based market index over various periods ended 31 December 2025. The index information is intended to permit you to compare the Fund’s performance to market performance.After-tax returns are shown only for Institutional Shares, and the after-tax returns for Investor Shares and Advisor Shares will vary from Institutional Shares.After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares in a tax-advantaged account, or to investors who are tax-exempt.For periods prior to 14 February 2014, the performance shown below for the Fund’s Investor Shares is the performance of the Fund’s former Advisor Shares. Effective 14 February 2014, the Fund’s former Advisor Shares were redesignated as Investor Shares (the “Redesignation”). Because the fees and expenses of the Fund’s Investor Share class are the same as the fees and expenses of the Fund’s former Advisor Share class, the performance of the Fund’s Investor Shares would have been the same as the Fund’s former Advisor Shares prior to the Redesignation. The Fund's current Advisor Shares were launched on 27 April 2022 and are unrelated to the aforementioned former Advisor Shares.For Periods Ended 31 December 2025 (%)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold their Fund shares in a tax-advantaged account, or to investors who are tax-exempt.
Performance Table Explanation after Tax Higher
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Institutional Shares, and the after-tax returns for Investor Shares and Advisor Shares will vary from Institutional Shares.
Performance Table Closing [Text Block]	Updated performance information, including current NAV per share, may be obtained by calling 800.344.1770 or visiting www.artisanpartners.com.
Performance Availability Website Address [Text]	www.artisanpartners.com
Performance Availability Phone [Text]	800.344.1770
Investor
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	21.83%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(26.57%)
Lowest Quarterly Return, Date	Mar. 31, 2020